Label	Element	Value
Polen Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

POLEN GROWTH FUND

Investor Class

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated December 27, 2016, to the Polen Growth Fund’s (the “Fund”) Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2016, each as may be amended or supplemented from time to time.

This information in this supplement updates and amends certain information contained in the Prospectus and SAI for the Fund and should be read in conjunction with such documents.

Effective January 1, 2017, the Board of Trustees of the Trust has approved a reduction in the management fee payable by the Fund to Polen Capital Management, LLC (“Polen” or the “Adviser”) from an annual rate of 1.00% to 0.85% of the Fund’s average daily net assets. The Fund’s Prospectus and SAI are hereby amended to reflect these changes.

Additionally, the fee table and accompanying footnotes with respect to the Fund under the heading “Fees and Expenses” and the related Expense Example in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Polen Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Prior to January 1, 2017, the Management Fee was (on an annual basis) 1.00% of the average daily net assets of the Fund. Accordingly, the expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Investor Class shares or Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Polen Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,530
Polen Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	559
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,244

[1]	Prior to January 1, 2017, the Management Fee was (on an annual basis) 1.00% of the average daily net assets of the Fund. Accordingly, the expense information in the table above has been restated to reflect current fees.
[2]	Polen Capital Management, LLC ("PCM" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund" fees and expenses and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.